SHORT-TERM INVESTMENTS - Summary of Continuous Unrealized Losses and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	$ 381,138	$ 116,273
Unrealized losses, less than 12 months	(3,177)	(1,120)
Fair value, 12 months or greater	177,253	570,746
Unrealized losses, 12 months or greater	(1,458)	(16,203)
Fair value, total	558,391	687,019
Unrealized losses, total	(4,635)	(17,323)
Corporate debentures
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	370,114	103,904
Unrealized losses, less than 12 months	(3,123)	(993)
Fair value, 12 months or greater	167,185	541,497
Unrealized losses, 12 months or greater	(1,429)	(15,589)
Fair value, total	537,299	645,401
Unrealized losses, total	(4,552)	(16,582)
U.S. Treasuries
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	5,949	12,369
Unrealized losses, less than 12 months	(22)	(127)
Fair value, 12 months or greater	10,068	29,249
Unrealized losses, 12 months or greater	(29)	(614)
Fair value, total	16,017	41,618
Unrealized losses, total	(51)	$ (741)
U.S. Government Agencies
Schedule of Held-to-maturity Securities [Line Items]
Fair value, less than 12 months	5,075
Unrealized losses, less than 12 months	(32)
Fair value, 12 months or greater	0
Unrealized losses, 12 months or greater	0
Fair value, total	5,075
Unrealized losses, total	$ (32)